CASH AND CASH EQUIVALENTS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2015
Reconciliation of cash and cash equivalents
Cash at bank and on hand	$ 2,131,741	$ 5,487,035	$ 10,988,255
Total cash and cash equivalents	2,131,741	5,487,035	10,988,255	$ 11,179,687
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	(6,425,604)	(5,463,872)	(8,403,826)
Adjust for non-cash items
Amortization and depreciation expenses	156,260	303,749	371,611
Impairment of intangible assets			544,694
Impairment of investments	500,000
Share-based payments expense	335,102	129,635	120,287
interest classified as investing cash flows	(25,850)	15,219
Net (profit) / loss on disposal of plant and equipment			(52,188)
Net (gains) / losses on liquidation of subsidiary		(527,049)
Net foreign exchange (gains) / losses	(92,518)	(128,360)	175,038
Adjust for changes in assets and liabilities
(Increase) / decrease in trade and other receivables	(517,383)	124,889	204,501
(Increase) / decrease in prepayments and other assets	(42,885)	14,843	103,488
Increase / (decrease) in trade and other payables	60,178	47,027	60,120
Increase / (decrease) in provisions	(20,482)	(122,176)	62,636
Net cash flows from / (used in) operating activities	(6,073,182)	(5,636,533)	(6,813,639)
Financing facilities available
Total facilities - Credit cards	95,714	183,770	306,128
Facilities used as at reporting date - Credit cards	(6,516)	(12,031)	(12,428)
Facilities unused as at reporting date - Credit cards	$ 89,198	$ 171,739	$ 293,700